RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended			12 Months Ended			1 Months Ended			1 Months Ended						12 Months Ended	1 Months Ended
	Mar. 31, 2013	Jan. 31, 2012	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 CEO's Wife [Member]	Sep. 30, 2012 CEO and CTO's Father [Member]	Jun. 30, 2013 CEO and CTO's Father [Member]	Jun. 30, 2013 CEO and CTO's Mother [Member]	Sep. 30, 2012 Director Settlement [Member]	Dec. 31, 2011 Director Settlement [Member]	Dec. 31, 2011 Warrant to Director [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Feb. 28, 2013 President [Member]	Dec. 31, 2011 President [Member]	Jun. 30, 2013 President [Member]	Feb. 28, 2013 President [Member] Minimum [Member]	Feb. 28, 2013 President [Member] Maximum [Member]	Dec. 31, 2011 Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Weekly salary amount						$ 1,400		$ 2,200	$ 600
Shares issued for convertible OID note																			150,000
Issuance of common stock for settlement, shares											441,177
Issuance of common stock for settlement, value					300,000						300,000
Common stock upon exercise of options				6,534	33,335							130,000
Compensation cost increase																			15,067
Proceeds from exercise of warrants		42,500		910,000	65,000							65,000
Loss on warrant repricing		11,919		70,491	17,753							5,834
Market value of warrants	$ 1.25	$ 0.50										$ 0.50							$ 1.95
Proceeds from related party advances					89,380								10,000		29,380				50,000
Debt, interest rate													0.70%		5.00%				5.00%
Severance expense				$ 168,920										$ 150,000		$ 102,056
Exercised	45,000	85,000		1,820,000										112,500
Options granted, grant price												$ 1.50					$ 0.45	$ 1.22
Granted			525,000				70,000			350,000